COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the “Fund”)

Supplement dated February 20, 2009 to the Prospectuses dated August 1, 2008

Effective February 20, 2009, David J. Williams and Guy W. Pope will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following:

David J. Williams, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1987.

Guy W. Pope, CFA Co-Manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1993.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia Select Opportunities Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Emil A. Gjester, Jonas Patrikson, Michael T. Welter and Mary-Ann Ward will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Emil A. Gjester Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Jonas Patrikson, CFA

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2004. Prior to September 2004, Mr. Patrikson was a Senior Analyst at Nordberg Capital, Inc. from 2000 to 2004.

Michael T. Welter, CFA

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2006. Prior to July 2006, Mr. Welter was a Research Analyst at Engemann Asset Management from September 2000 to June 2006.

Mary-Ann Ward Co-manager. Service with the Fund since 2009. Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1997.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia Blended Equity Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated August 1, 2008

Effective February 20, 2009, Peter Santoro and Dhruv V. Toolsidas will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following:

Peter Santoro, CFA Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Dhruv V. Toolsidas, CFA

Co-Manager. Service with the Fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2007 and was previously associated with U.S. Trust from 2003-2007.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia Asset Allocation Fund

Columbia Liberty Fund

(Each a “Fund” together the “Funds”)

Supplement dated February 20, 2009 to the

Prospectuses dated February 1, 2009

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Funds. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Colin Moore Co-manager. Service with the Fund since 2008. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.
Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006.
Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia Disciplined Value Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated February 1, 2009

Effective February 20, 2009, Brian M. Condon will manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Brian M. Condon Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Supplement dated February 20, 2009 to the following

Prospectuses and Statements of Additional Information

Columbia Conservative High Yield Fund	Columbia High Yield Opportunity Fund
Supplement to the Prospectuses and	Columbia Strategic Income Fund
the Statement of Additional Information	Supplement to the Prospectuses and the Statement
dated January 1, 2009	of Additional Information dated October 1, 2008

Columbia Intermediate Bond Fund Columbia Income Fund Supplement to the Prospectuses dated August 1, 2008 and the Statement of Additional Information dated August 1, 2008, as revised September 30, 2008

(each, a “Fund” and collectively, the “Funds”)

Effective February 20, 2009, Thomas A. LaPointe will no longer co-manage the Funds. Accordingly, all references to Thomas A. LaPointe as a co-manager of the Funds are removed from the Prospectuses and Statements of Additional Information for all share classes of the Funds.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia California Tax-Exempt Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New York Tax-Exempt Fund

(Each a “Fund” together the “Funds”)

Supplement dated February 20, 2009 to the

Prospectuses dated March 1, 2008

Effective February 20, 2009, Kimberly A. Campbell will manage the Funds. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following:

Kimberly A. Campbell Manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1995.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia High Yield Municipal Fund

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated November 1, 2008, as revised November 17, 2008

Effective February 20, 2009, Chad H. Farrington will manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following:

Chad H. Farrington, CFA Manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

(Each a “Fund” together the “Funds”)

Supplement dated February 20, 2009 to the

Prospectuses dated March 1, 2008

Effective February 20, 2009, Brian McGreevy will manage the Funds. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following:

Brian McGreevy Manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1994.

Shareholders should retain this Supplement for future reference.